TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
TRADE RECEIVABLES
NOTE 11 – TRADE RECEIVABLES

	As of December 31,
	2018	2017

Accounts receivable (1)	101,754	71,846
Unbilled revenue	13,101	8,841
Subtotal	114,855	80,687
Less: Allowance for doubtful accounts	(3,957)	(609)
TOTAL	110,898	80,078

(1)	Includes amounts due from related parties of 993 and 463 as of December 31, 2018 and 2017 (see note 22.1).

Allowance for doubtful accounts

The following tables detail the risk profile of trade receivables based on the Company's provision matrix as of December 31, 2018 and 2017.

December 31, 2018	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	> 120	Total
Expected credit loss rate	0.06%	1.90%	4.40%	11.90%	85.90%
Estimated total gross carrying amount at default	17,815	6,843	2,814	2,778	3,801	34,051
Lifetime ECL	107	130	124	331	3,265	3,957

December 31, 2017	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	> 120	Total
Expected credit loss rate	0.19%	0.84%	2.74%	8.58%	100.00%
Estimated total gross carrying amount at default	18,513	4,140	878	902	438	24,871
Lifetime ECL	35	35	24	77	438	609

The movements in the allowance are calculated based on lifetime expected credit loss model for 2018 and incurred loss model for 2017 and 2016.

The following table shows the movement in ECL that has been recognised for trade receivables in accordance with the simplified approach:

	As of December 31,
	2018	2017	2016

Balance at beginning of year	(609)	(617)	(438)
Additions, net of recoveries	(3,421)	5	(928)
Write-off of receivables	73	3	749
Balance at end of year	(3,957)	(609)	(617)

The average credit period on sales is 65 days. No interest is charged on trade receivables. The Company always measures the loss allowance for trade receivables at an amount equal to lifetime ECL. The expected credit losses on trade receivables are estimated using the provision matrix by reference to past default experience of the debtor and an analysis of the debtor's current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of conditions at the reporting date.